Shareholder Report, Holdings (Details) - Institutional Share Class	Nov. 30, 2025
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.95%
Bank Of New York Mellon [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%
Mc Kesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.14%
Cencora [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Shell P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%
Novartis A G [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Bank Of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Tapestry [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Valero [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.97%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.66%
Consumer Defensive [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%
Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.45%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.17%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%
Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.11%
K L A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
Ituran Locationand Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Check Point Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%
Cisco System [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Zoom Comm [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Drop Box [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
Pay Pal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.86%
Aerospaceand Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
Communication Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.16%
Computer Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
Consulting Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
Consumer Electronics [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Credit Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
Drug Manufactures [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%
Electronics And Computer Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
Infortmation Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
Internet Content And Information [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.67%
Internet Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
Semiconductor Equipmet And Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.33%
Semi Conductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Software Application [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.49%
Software Infrastruture [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%
Telecom Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%